Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

18. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The changes in our carrying amount of goodwill for the years ended December 31, 2011 and 2010 by operating segment are as follows:

	Utility	AEP River	AEP
	Operations	Operations	Consolidated
	(in millions)
Balance at December 31, 2009	$37	$39	$76
Impairment Losses	-	-	-
Balance at December 31, 2010	37	39	76
Impairment Losses	-	-	-
Balance at December 31, 2011	$37	$39	$76

In the fourth quarters of 2011 and 2010, we performed our annual impairment tests. The fair values of the operations with goodwill were estimated using cash flow projections and other market value indicators. There were no goodwill impairment losses. We do not have any accumulated impairment on existing goodwill.

Other Intangible Assets

Acquired intangible assets subject to amortization were $1.2 million at December 31, 2010, net of accumulated amortization and are included in Deferred Charges and Other Noncurrent Assets on our balance sheets. As of December 31, 2011, all acquired intangible assets were fully amortized. The amortization life, gross carrying amount and accumulated amortization by major asset class are as follows:

		December 31,
		2011		2010
		Gross		Gross
	Amortization	Carrying	Accumulated	Carrying	Accumulated
	Life	Amount	Amortization	Amount	Amortization
	(in years)	(in millions)
Easements	10	$2.2	$2.2	$2.2	$2.2
Purchased Technology	10	10.9	10.9	10.9	9.7
Total		$13.1	$13.1	$13.1	$11.9

Amortization of intangible assets was $1 million, $1 million and $3 million for 2011, 2010 and 2009, respectively.

Other than goodwill, we have no intangible assets that are not subject to amortization.